Eaton Vance Parametric Structured Absolute Return Fund
Fund Summary
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of the Fund’s Prospectus and page 20 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Parametric Structured Absolute Return Fund	Class A	Class I
Shareholder Fees Column [Text]	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Annual Fund Operating Expenses		Eaton Vance Parametric Structured Absolute Return Fund	Eaton Vance Parametric Structured Absolute Return Fund Class A	Eaton Vance Parametric Structured Absolute Return Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class I
Management Fees			1.00%	1.00%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (estimated)			0.45%	0.45%
Total Annual Fund Operating Expenses			1.70%	1.45%
Expense Reimbursement	[2]		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement			1.55%	1.30%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.55% for Class A shares and 1.30% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eaton Vance Parametric Structured Absolute Return Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A	Class A shares	625	971
Class I	Class I shares	132	444

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

Under normal market conditions, the Fund seeks to maintain substantially offsetting long and short exposures to securities, commodities and currencies, and follow a generally market-neutral strategy. The Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure among developed and emerging country securities, economic sectors and issuers, commodities and commodity sectors, and currencies. This process utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral market characteristics identified by the Fund’s sub-adviser, Parametric Portfolio Associates LLC (“Parametric”). The Fund currently expects to maintain long positions in five distinct Parametric structured active strategies: structured U.S. equity, structured international equity, structured emerging market equity core, structured commodity and structured currency. To offset the structured U.S. equity, structured international equity, structured emerging market equity core and structured commodity strategies’ long positions, the Fund maintains short exposures to the corresponding benchmark indices (S&P 500 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Dow Jones-UBS Commodity Index). To offset the structured currency strategy’s long positions in foreign currencies, the Fund maintains long exposures to the U.S. Dollar Index.

The Fund currently achieves its long exposures to the equity markets by holding individual stocks and its long commodity and currency exposures through positions in swaps, futures and forwards. The Fund currently achieves its short index exposures by using swaps and futures. The Fund also may engage in derivative transactions as a substitute for the purchase or sale of securities or, with respect to its long foreign equity positions, to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include swaps, futures, forwards, foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

With respect to the Fund’s international developed and emerging market investments, the portfolio managers select and allocate country equity exposures based on factors such as size, liquidity, level of economic development, local economic diversification and perceived risk. The portfolio managers select U.S. equity exposures based on factors such as sector and capitalization size, and perceived risk. The asset allocations within the equity strategies are rebalanced to their target weights if they exceed certain pre-determined overweights. This has the effect of reducing exposure to countries, sectors and/or particular securities that have strong relative performance and increasing exposure to countries, sectors and/or particular securities that have underperformed. Within each country, and with respect to its U.S. equity investments, the Fund seeks to maintain broad exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted indexes, the portfolio managers generally overweight the less represented sectors. In managing the Fund’s commodity investments, commodity target weights are created to attempt to reduce concentration risk relative to the strategy’s benchmark index. The frequency of rebalancing depends on the correlation between, and volatility of, the individual commodities. In constructing the Fund’s currency positions, the portfolio managers screen developed market currencies for liquidity and correlation, and assign approximately equal portfolio weights to each selected currency. The Fund expects to maintain a substantial overweighting to smaller country currencies and a substantial underweighting to the Euro and other large country currencies. In the future, the Fund may invest in other Parametric structured strategies.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

The Fund currently invests its assets in Parametric Structured Absolute Return Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund. The Portfolio may also gain exposure to commodities by investing up to 25% of total assets in PSAR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands, which invests primarily in commodity-related instruments.

Principal Risks

Structured Management Risks. Parametric uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve total return while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by Parametric, utilizing a rules-based country, sector and commodity weighting process, a structured allocation methodology and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Hedge Correlation Risk. The Fund seeks to maintain substantially offsetting exposures and follow a generally market-neutral strategy. Hedging instruments utilized by the Fund may not maintain the intended correlation to the investment being hedged or may otherwise fail to achieve their intended purpose. Failure of its hedge instruments to track the Fund’s investments could result in the Fund having substantial residual exposure to market risk.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall. The Fund intends to mitigate its equity market exposure by entering into short positions in benchmark equity indices. Even if such hedge positions perform as intended, the Fund is subject to risk of loss to the extent its stock holdings underperform the benchmark.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. The Fund seeks to follow a generally market-neutral strategy to minimize its exposure to market risk. Failure of its hedge instruments to track the Fund’s investments could result in the Fund having substantial residual exposure to market risk.

Currency Risk. In general, the value of the Fund’s foreign currency investments increase in value when the U.S. dollar is weak (i.e., is losing value relative to foreign currencies) or when foreign currencies in which the Fund invests are strong (i.e., are gaining value relative to the U.S. dollar). The value of the Fund’s investments will go down when the U.S. dollar is strong or when foreign currencies in which the Fund invests are weak. The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Parametric’s structured investment approach may not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described below.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. The Fund intends to mitigate its commodity market exposure by entering into short positions in one or more benchmark commodity indices. Even if such hedge positions perform as intended, the Fund is subject to risk of loss to the extent that its commodity holdings underperform the benchmark.

Subsidiary Risk. As a result of the Portfolio’s investment in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which generally include commodity-related investments. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to its indirect investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information and could adversely affect the Fund’s investment approach.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Short Sale Risk. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk. The Fund may gain exposure indirectly to commodity markets through the Portfolio’s investment in the Subsidiary. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Direct investments in many commodity investments by a mutual fund generate income that is not from a qualified source for purposes of meeting this 90 percent test. Numerous mutual funds have obtained private letter rulings from the IRS that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income. The Fund has been advised by tax counsel that income from certain commodity-linked notes should be qualifying income and that income derived from a wholly-owned subsidiary that invests in commodity-related investments should also constitute qualifying income. The Fund has also applied to the IRS for a private letter ruling relating to commodity-linked notes and investing in the Subsidiary. With respect to the pending ruling requests, the IRS subsequently indicated that it has suspended the issuance of the rulings. Should the IRS take action that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a subsidiary, it could limit the Fund’s ability to pursue its investment objective, as described. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 1, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 9, 2011
Prospectus Date	rr_ProspectusDate	Dec 9, 2011
Eaton Vance Parametric Structured Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of the Fund’s Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 16 of the Fund’s Prospectus and page 20 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to maintain substantially offsetting long and short exposures to securities, commodities and currencies, and follow a generally market-neutral strategy. The Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure among developed and emerging country securities, economic sectors and issuers, commodities and commodity sectors, and currencies. This process utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral market characteristics identified by the Fund’s sub-adviser, Parametric Portfolio Associates LLC (“Parametric”). The Fund currently expects to maintain long positions in five distinct Parametric structured active strategies: structured U.S. equity, structured international equity, structured emerging market equity core, structured commodity and structured currency. To offset the structured U.S. equity, structured international equity, structured emerging market equity core and structured commodity strategies’ long positions, the Fund maintains short exposures to the corresponding benchmark indices (S&P 500 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Dow Jones-UBS Commodity Index). To offset the structured currency strategy’s long positions in foreign currencies, the Fund maintains long exposures to the U.S. Dollar Index.

The Fund currently achieves its long exposures to the equity markets by holding individual stocks and its long commodity and currency exposures through positions in swaps, futures and forwards. The Fund currently achieves its short index exposures by using swaps and futures. The Fund also may engage in derivative transactions as a substitute for the purchase or sale of securities or, with respect to its long foreign equity positions, to attempt to mitigate the adverse effects of foreign currency fluctuations. Such transactions may include swaps, futures, forwards, foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants).

With respect to the Fund’s international developed and emerging market investments, the portfolio managers select and allocate country equity exposures based on factors such as size, liquidity, level of economic development, local economic diversification and perceived risk. The portfolio managers select U.S. equity exposures based on factors such as sector and capitalization size, and perceived risk. The asset allocations within the equity strategies are rebalanced to their target weights if they exceed certain pre-determined overweights. This has the effect of reducing exposure to countries, sectors and/or particular securities that have strong relative performance and increasing exposure to countries, sectors and/or particular securities that have underperformed. Within each country, and with respect to its U.S. equity investments, the Fund seeks to maintain broad exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted indexes, the portfolio managers generally overweight the less represented sectors. In managing the Fund’s commodity investments, commodity target weights are created to attempt to reduce concentration risk relative to the strategy’s benchmark index. The frequency of rebalancing depends on the correlation between, and volatility of, the individual commodities. In constructing the Fund’s currency positions, the portfolio managers screen developed market currencies for liquidity and correlation, and assign approximately equal portfolio weights to each selected currency. The Fund expects to maintain a substantial overweighting to smaller country currencies and a substantial underweighting to the Euro and other large country currencies. In the future, the Fund may invest in other Parametric structured strategies.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over the long term, the investment performance of absolute return strategies would typically be expected to be substantially independent of movements in the stock and bond market.

The Fund currently invests its assets in Parametric Structured Absolute Return Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund. The Portfolio may also gain exposure to commodities by investing up to 25% of total assets in PSAR Commodity Subsidiary, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands, which invests primarily in commodity-related instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to maintain substantially offsetting long and short exposures to securities, commodities and currencies, and follow a generally market-neutral strategy. The Fund employs a top-down, disciplined and structured investment process that emphasizes broad exposure among developed and emerging country securities, economic sectors and issuers, commodities and commodity sectors, and currencies. This process utilizes targeted allocations and periodic rebalancing to take advantage of certain quantitative and behavioral market characteristics identified by the Fund’s sub-adviser, Parametric Portfolio Associates LLC (“Parametric”). The Fund currently expects to maintain long positions in five distinct Parametric structured active strategies: structured U.S. equity, structured international equity, structured emerging market equity core, structured commodity and structured currency. To offset the structured U.S. equity, structured international equity, structured emerging market equity core and structured commodity strategies’ long positions, the Fund maintains short exposures to the corresponding benchmark indices (S&P 500 Index, MSCI EAFE Index, MSCI Emerging Markets Index and Dow Jones-UBS Commodity Index). To offset the structured currency strategy’s long positions in foreign currencies, the Fund maintains long exposures to the U.S. Dollar Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Structured Management Risks. Parametric uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve total return while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by Parametric, utilizing a rules-based country, sector and commodity weighting process, a structured allocation methodology and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Hedge Correlation Risk. The Fund seeks to maintain substantially offsetting exposures and follow a generally market-neutral strategy. Hedging instruments utilized by the Fund may not maintain the intended correlation to the investment being hedged or may otherwise fail to achieve their intended purpose. Failure of its hedge instruments to track the Fund’s investments could result in the Fund having substantial residual exposure to market risk.

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally fall. The Fund intends to mitigate its equity market exposure by entering into short positions in benchmark equity indices. Even if such hedge positions perform as intended, the Fund is subject to risk of loss to the extent its stock holdings underperform the benchmark.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. The Fund seeks to follow a generally market-neutral strategy to minimize its exposure to market risk. Failure of its hedge instruments to track the Fund’s investments could result in the Fund having substantial residual exposure to market risk.

Currency Risk. In general, the value of the Fund’s foreign currency investments increase in value when the U.S. dollar is weak (i.e., is losing value relative to foreign currencies) or when foreign currencies in which the Fund invests are strong (i.e., are gaining value relative to the U.S. dollar). The value of the Fund’s investments will go down when the U.S. dollar is strong or when foreign currencies in which the Fund invests are weak. The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency. Parametric’s structured investment approach may not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described below.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. The Fund intends to mitigate its commodity market exposure by entering into short positions in one or more benchmark commodity indices. Even if such hedge positions perform as intended, the Fund is subject to risk of loss to the extent that its commodity holdings underperform the benchmark.

Subsidiary Risk. As a result of the Portfolio’s investment in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments, which generally include commodity-related investments. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to its indirect investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information and could adversely affect the Fund’s investment approach.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Short Sale Risk. Short sale risks include, among others, the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk. The Fund may gain exposure indirectly to commodity markets through the Portfolio’s investment in the Subsidiary. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Direct investments in many commodity investments by a mutual fund generate income that is not from a qualified source for purposes of meeting this 90 percent test. Numerous mutual funds have obtained private letter rulings from the IRS that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income. The Fund has been advised by tax counsel that income from certain commodity-linked notes should be qualifying income and that income derived from a wholly-owned subsidiary that invests in commodity-related investments should also constitute qualifying income. The Fund has also applied to the IRS for a private letter ruling relating to commodity-linked notes and investing in the Subsidiary. With respect to the pending ruling requests, the IRS subsequently indicated that it has suspended the issuance of the rulings. Should the IRS take action that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a subsidiary, it could limit the Fund’s ability to pursue its investment objective, as described. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged transactions may substantially exceed the initial investment.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Parametric Structured Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	625
3 Years	rr_ExpenseExampleYear03	971
Eaton Vance Parametric Structured Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	444

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.55% for Class A shares and 1.30% for Class I shares. This expense reimbursement will continue through February 28, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.